Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
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Schedule of Prepaid Expenses and Other Current Assets

	December 31,

	2023	2022
Inventory	20	29
Prepaid expenses	161	159
Current tax receivables	72	68
Deferred commissions	139	146
Other current assets	43	67
Prepaid expenses and other current assets	435	469